Gains and losses on disposal and main changes in scope of consolidation - Additional Information (Details) € / shares in Units, € in Millions	Jan. 22, 2021	Dec. 02, 2020 € / shares	Nov. 09, 2020 EUR (€)
Orange Belgium [member]
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest, voluntary public tender offer		47.09
Voluntary public tender offer price per share | € / shares		€ 22
Orange Concessions [member] | Disposal of major subsidiary [member]
Disclosure of detailed information about business combination [line items]
Percentage of equity interest sold	50.00%
Telekom Romania Communications | Orange Romania [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired (as a percent)			54.00%
Transaction price | €			€ (268)